SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)		6 Months Ended
	Jul. 16, 2020	Dec. 31, 2020
Tax provision		$ 0
Sponsor
Number of shares held by sponsor subject to forfeiture	2,625,000
Effect of shares subject to forfeiture reduced from the weighted average shares outstanding		28,125,000
Concentrations of credit risk
Cash amount		$ 250,000